UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	February 14, 2011

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	171,867,000

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE                         VALUE  SHRS OR SH/PUT/INVEOTHERVOTING
NAME OF ISSUER            TITLE OF CLASS CUSIP    (x$1000PRN AMT PRNCALLDISCMANAGSOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------
ENSCO PLC                  SPONSORED ADR  29358Q109   6779  127000SH     Sole     127000       0    0
ALLEGHANY CORP DEL         COM            017175100   7812   25500SH     Sole      25500       0    0
AMERICAN EXPRESS CO        COM            025816109   2146   50000SH     Sole      50000       0    0
AON CORP                   COM            037389103   2577   56000SH     Sole      56000       0    0
BB&T CORP                  COM            054937107   6178  235000SH     Sole     235000       0    0
BP PLC                     SPONSORED ADR  055622104   1413   32000SH     Sole      32000       0    0
CHESAPEAKE ENERGY CORP     COM            165167107   2332   90000SH     Sole      90000       0    0
COMPASS MINERALS INTL INC  COM            20451N101   6026   67500SH     Sole      67500       0    0
DAVITA INC                 COM            23918K108   1216   17500SH     Sole      17500       0    0
DEVON ENERGY CORP NEW      COM            25179M103   1162   14800SH     Sole      14800       0    0
EXXON MOBIL CORP           COM            30231G102   6946   95000SH     Sole      95000       0    0
FIDELITY NATIONAL FINANCIALCL A           31620R105   1710  125000SH     Sole     125000       0    0
GENERAL MTRS CO            COM            37045V100   1106   30000SH     Sole      30000       0    0
BLOCK H & R  INC           COM            093671105   4205  353100SH     Sole     353100       0    0
HILLENBRAND INC            COM            431571108   3330  160000SH     Sole     160000       0    0
INGERSOLL RAND CO          SHRS           G47791101   5415  115000SH     Sole     115000       0    0
ISHARES SILVER TRUST       ISHARES        46428Q109   6640  220000SH     Sole     220000       0    0
JPMORGAN CHASE & CO        COM            46625H100   5727  135000SH     Sole     135000       0    0
JOHNSON & JOHNSON          COM            478160104   1546   25000SH     Sole      25000       0    0
LABORATORY CORP AMER HLDGS COM NEW        50540R409  10260  116700SH     Sole     116700       0    0
NVR INC                    COM            62944T105  13268   19200SH     Sole      19200       0    0
REPUBLIC SVCS INC          COM            760759100  10302  345000SH     Sole     345000       0    0
RYANAIR HOLDINGS PLC       SPONSORED ADR  783513104   4245  138000SH     Sole     138000       0    0
SCHWEITZER-MAUDUIT INTL INCCOM            808541106   3146   50000SH     Sole      50000       0    0
SPDR GOLD TRUST            GOLD SHS       78463V107  12762   92000SH     Sole      92000       0    0
STANCORP FINL GROUP INC    COM            852891100   2528   56000SH     Sole      56000       0    0
TRAVELERS COMPANIES INC    COM            89417E109   7415  133100SH     Sole     133100       0    0
WASTE MGMT INC DEL         COM            94106L109   5988  162400SH     Sole     162400       0    0
WELLPOINT INC              COM            94973V107   9951  175000SH     Sole     175000       0    0
WELLS FARGO & CO NEW       COM            949746101   3874  125000SH     Sole     125000       0    0
WESTERN DIGITAL CORP       COM            958102105   4577  135000SH     Sole     135000       0    0
WESTERN UN CO              COM            959802109   9285  500000SH     Sole     500000       0    0